Risk Management and Financial Instruments - Available for Sale and Balance Sheet Presentation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Asset, Subject to Master Netting Arrangement, before Offset of Collateral [Abstract]
Total derivatives	$ 5	$ (31)
Total trading activity
Derivative Asset, Subject to Master Netting Arrangement, before Offset of Collateral [Abstract]
Derivative Liabilities	(29)	(219)
Other Current Assets | Commodity contract
Derivative Asset, Subject to Master Netting Arrangement, before Offset of Collateral [Abstract]
Derivative Assets	34	188
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing after 10 years	88	80
Fair value of securities	88	80
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized losses	(4)	(1)
Net realized losses	$ (3)	$ (2)